Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2014	Jul. 11, 2014	Nov. 29, 2013
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	FedEx Corporation
Entity Central Index Key	0001048911
Current Fiscal Year End Date	--05-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 40.5
Entity Common Stock, Shares Outstanding		285,423,144